Employee Benefit Plans - Benefit Payments Exclusive Amount to be Paid From Participating Annuity Contract and Which Reflect Expected Future Service, as Appropriate, are Expected to be Paid (Detail) (USD $)
In Millions, unless otherwise specified
Dec. 31, 2011
U.S. (Pension Benefits) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2012	$ 577
2013	501
2014	524
2015	553
2016	598
2017-2021	3,206
Int'l (Pension Benefits) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2012	110
2013	113
2014	121
2015	129
2016	134
2017-2021	794
Other Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2012	63
2013	64
2014	67
2015	70
2016	72
2017-2021	$ 385